LAZARD ACTIVE ETF TRUST

Lazard International Dynamic Equity ETF

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective September 1, 2025 (the “Effective Date”), the ticker symbol for the Lazard International Dynamic Equity ETF (the “Portfolio”) will change from “IEQ” to “IDEQ.” Accordingly, as of the Effective Date, all references to the Portfolio’s ticker symbol in the Prospectus and SAI are deleted and replaced with “IDEQ.”

Dated: August 15, 2025

Please retain this supplement for future reference.